Segmental information - additional information - Consolidated sales revenue by product (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 27,239	$ 26,705
Other revenue	(437)	(38)
Consolidated sales revenue	26,802	26,667
Iron Ore
Disclosure of products and services [line items]
Revenue from contracts with customers	16,572	16,319
Other revenue	(527)	12
Consolidated sales revenue	16,045	16,331
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	6,105	6,194
Other revenue	54	(45)
Consolidated sales revenue	6,159	6,149
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	2,194	1,695
Other revenue	33	(6)
Consolidated sales revenue	2,227	1,689
Industrial minerals (comprising titanium dioxide slag, zircon, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	1,173	1,246
Other revenue	(2)	(1)
Consolidated sales revenue	1,171	1,245
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	345	236
Other revenue	5	3
Consolidated sales revenue	350	239
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	149	250
Other revenue	0	0
Consolidated sales revenue	149	250
Other products and freight services
Disclosure of products and services [line items]
Revenue from contracts with customers	701	765
Other revenue	0	(1)
Consolidated sales revenue	$ 701	$ 764